Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended				26 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) Customer Segment	Dec. 31, 2016 USD ($) Customer Segment	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2014 CNY (¥) Customer	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 30, 2016
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB								6.9430
Goodwill, impairment loss		¥ 0	$ 0	¥ 0
Long-lived assets, impairment charge		0	0	0	¥ 0
Recorded rebates and cash incentives to advertising agencies companies		653,481,000	94,121,000	578,548,000	395,175,000
Advertising expenditures		¥ 756,073,000	$ 108,897,000	533,632,000	266,942,000
Minimum percentage of estimated remaining economic life, Capital lease classification requirement		75.00%	75.00%
Minimum percentage of net present value of minimum lease payments over the fair value of leased property		90.00%	90.00%
Number of operating segment | Segment		1	1
Total expenses for employee benefits		¥ 214,596,000	$ 30,908,000	¥ 134,125,000	¥ 61,532,000
Foreign currency exchange rate appreciation (depreciation)		(6.70%)	(6.70%)	(4.20%)	(2.40%)
Accounting Standards Update 2015-05 [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Capitalized internally-developed software development costs		¥ 6,126,000	$ 882,000	¥ 1,326,000	¥ 0
Amortization expense for capitalized software costs		1,227,000	177,000	93,000	0
Unamortized amount of capitalized internal use software development costs	¥ 6,132,000	6,132,000		1,233,000		¥ 6,132,000	$ 883,000
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants		12,576,000	$ 1,811,000	11,281,000	¥ 2,984,000
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	5,733,321,000	¥ 5,733,321,000		¥ 4,169,053,000		5,733,321,000	825,770,000
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer		0	0	0	0
Consolidated VIEs [Member] | Currency Convertibility Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	58,123,000	¥ 58,123,000				58,123,000	8,371,000
Subsidiaries [Member] | Currency Convertibility Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	¥ 4,746,982,000	¥ 4,746,982,000				¥ 4,746,982,000	$ 683,708,000
Media and Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax						17.00%
Value-added tax refund rate						14.00%
Media and Leads Generation Services [Member] | Chengdu Prbrownies Software Company Limited [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	17.00%
Value-added tax refund rate	14.00%
China [Member] | Media and Leads Generation Services [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax		6.00%	6.00%	6.00%	6.00%
China [Member] | Online Marketplace [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax		17.00%	17.00%